Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year
EURIBOR ICE Swap + 4.098%)(a)(b)	EUR	100	$117,066

Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR	100	113,310
Benteler International AG, 9.38%, 05/15/28(a)	EUR	100	113,686
			226,996
Belgium — 0.2%
Telenet Finance Luxembourg Notes SARL, 3.50%,
03/01/28(a)	EUR	100	104,641

Canada — 1.2%
Air Canada, 4.63%, 08/15/29(c)	CAD	300	210,933
Cineplex Inc., 7.63%, 03/31/29(c)	CAD	50	37,356
Mattamy Group Corp., 4.63%, 03/01/28(a)	CAD	50	34,411
Mattr Corp., 7.25%, 04/02/31(c)	CAD	40	29,729
Parkland Corp.
3.88%, 06/16/26(c)	CAD	150	105,634
4.38%, 03/26/29	CAD	75	51,239
Primo Water Holdings Inc., 3.88%, 10/31/28(a)	EUR	100	103,947
Southern Pacific Resource Corp., 8.75%,
01/25/18(c)(d)(e)(f)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD	25	18,342
			591,591
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27,
(1-year EUR Swap + 2.785%)(a)(b)	EUR	100	105,029

Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%,
04/30/30(a)	EUR	100	114,300

Denmark — 1.1%
Orsted A/S, 1.75%, (5-year EURIBOR ICE Swap +
1.952%)(a)(b)	EUR	100	98,056
Orsted AS
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR	100	86,928
2.50%, (5-year UK Government Bond + 2.136%)(a)(b)	GBP	100	93,553
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR	250	274,710
			553,247
Finland — 0.2%
Citycon Treasury BV, 1.25%, 09/08/26(a)	EUR	100	99,975

France — 16.2%
Air France-KLM
4.63%, 05/23/29(a)	EUR	100	107,929
7.25%, 05/31/26(a)	EUR	100	113,397
8.13%, 05/31/28(a)	EUR	100	120,166
Altice France SA/France
3.38%, 01/15/28(a)	EUR	100	76,298
4.00%, 07/15/29(a)	EUR	100	74,141
4.13%, 01/15/29(a)	EUR	100	73,962
4.25%, 10/15/29(a)	EUR	100	74,157
5.88%, 02/01/27(a)	EUR	200	162,862
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR	100	113,298
Banijay Group SAS, 6.50%, 03/01/26(a)	EUR	100	108,147
CAB SELAS, 3.38%, 02/01/28(a)	EUR	200	199,973
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR	100	90,190
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR	100	70,869
Security		Par (000)	Value

France (continued)
Elis SA
1.63%, 04/03/28(a)	EUR	100	$100,521
4.13%, 05/24/27(a)	EUR	100	109,162
ELO SACA
2.88%, 01/29/26(a)	EUR	100	103,865
3.25%, 07/23/27(a)	EUR	100	98,972
4.88%, 12/08/28(a)	EUR	100	98,871
5.88%, 04/17/28(a)	EUR	100	103,386
6.00%, 03/22/29(a)	EUR	200	203,786
Emeria SASU, 7.75%, 03/31/28(a)	EUR	100	99,894
Eramet SA, 6.50%, 11/30/29(a)	EUR	100	109,486
Eutelsat SA
1.50%, 10/13/28(a)	EUR	100	87,821
2.25%, 07/13/27(a)	EUR	100	96,059
9.75%, 04/13/29(a)	EUR	100	113,152
Forvia SE
2.38%, 06/15/27(a)	EUR	100	102,397
2.75%, 02/15/27(a)	EUR	225	233,667
3.13%, 06/15/26(a)	EUR	100	106,114
3.75%, 06/15/28(a)	EUR	200	209,747
5.13%, 06/15/29(a)	EUR	100	109,067
5.50%, 06/15/31(a)	EUR	100	109,695
7.25%, 06/15/26(a)	EUR	100	112,516
Goldstory SAS, 6.75%, 02/01/30(a)	EUR	100	108,475
Holding d’Infrastructures des Metiers de
l’Environnement, Series, 0.63%, Series,
09/16/28(a)	EUR	100	93,113
Iliad Holding SASU
5.13%, 10/15/26(a)	EUR	100	108,672
5.63%, 10/15/28(a)	EUR	100	108,803
6.88%, 04/15/31(a)	EUR	100	111,128
iliad SA
1.88%, 02/11/28(a)	EUR	100	98,891
2.38%, 06/17/26(a)	EUR	100	104,748
5.38%, 06/14/27(a)	EUR	100	111,181
5.38%, 02/15/29(a)	EUR	100	110,972
5.63%, 02/15/30(a)	EUR	100	111,615
Series, 5.38%, Series, 05/02/31(a)	EUR	100	110,861
IPD 3 BV, 8.00%, 06/15/28(a)	EUR	100	114,048
Kapla Holding SAS, 3.38%, 12/15/26(a)	EUR	100	105,600
Loxam SAS
2.88%, 04/15/26(a)	EUR	100	105,707
6.38%, 05/15/28(a)	EUR	100	112,568
6.38%, 05/31/29(a)	EUR	100	112,711
Nexans SA
4.13%, 05/29/29(a)	EUR	100	108,687
4.25%, 03/11/30(a)	EUR	100	108,969
Opmobility, 4.88%, 03/13/29(a)	EUR	100	108,075
Paprec Holding SA
3.50%, 07/01/28(a)	EUR	100	103,922
6.50%, 11/17/27(a)	EUR	100	113,429
Picard Groupe SAS, 3.88%, 07/01/26(a)	EUR	100	107,349
Renault SA
1.00%, 11/28/25(a)	EUR	70	72,987
1.25%, 06/24/25(a)	EUR	100	105,452
2.38%, 05/25/26(a)	EUR	200	210,774
2.50%, 06/02/27(a)	EUR	200	208,084
2.50%, 04/01/28(a)	EUR	100	102,874
Rexel SA
2.13%, 12/15/28(a)	EUR	100	99,554
5.25%, 09/15/30(a)	EUR	100	111,867

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
SNF Group SACA, 2.00%, 02/01/26(a)	EUR	100	$104,978
Tereos Finance Groupe I SA
7.25%, 04/15/28(a)	EUR	100	113,526
7.50%, 10/30/25(a)	EUR	100	108,703
Valeo SE
1.00%, 08/03/28(a)	EUR	200	190,973
1.50%, 06/18/25(a)	EUR	100	105,624
4.50%, 04/11/30(a)	EUR	100	107,066
5.38%, 05/28/27(a)	EUR	100	111,930
5.88%, 04/12/29(a)	EUR	100	114,597
Viridien, 7.75%, 04/01/27(a)	EUR	100	104,832
			8,046,912
Germany — 10.7%
alstria office REIT-AG, 1.50%, 06/23/26(a)	EUR	100	102,814
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.108%)(a)(b)	EUR	100	99,739
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR	100	104,257
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR	200	221,599
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR	100	112,646
Series N5.5, 4.50%, Series N5.5, 03/25/82,
(5-year EUR Swap + 3.751%)(a)(b)	EUR	100	105,438
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75,
(5-year EUR Swap + 3.206%)(a)(b)	EUR	100	105,419
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(a)	EUR	100	104,210
4.38%, 01/15/28(a)	EUR	150	155,780
7.50%, 05/15/30(a)	EUR	100	112,232
Commerzbank AG
4.00%, 03/23/26(a)	EUR	100	108,360
4.00%, 03/30/27(a)	EUR	100	109,344
4.00%, 12/05/30, (5-year EUR Swap + 4.350%)(a)(b)	EUR	100	107,582
4.88%, 10/16/34, (5-year EURIBOR ICE Swap +
2.150%)(a)(b)	EUR	100	109,835
6.50%, 12/06/32, (5-year EURIBOR ICE Swap +
4.300%)(a)(b)	EUR	100	115,244
6.75%, 10/05/33, (5-year EURIBOR ICE Swap +
3.700%)(a)(b)	EUR	100	117,521
8.63%, 02/28/33, (5-year UK Government Bond +
5.251%)(a)(b)	GBP	100	138,132
Commerzbank Ag Subordinated, 1.38%, 12/29/31,
(5-year EUR Swap + 1.730%)(a)(b)	EUR	100	101,080
Evonik Industries AG, 1.38%, 09/02/81,
(5-year EUR Swap + 1.836%)(a)(b)	EUR	100	101,087
Gruenenthal GmbH
3.63%, 11/15/26(a)	EUR	100	106,127
4.13%, 05/15/28(a)	EUR	100	105,630
IHO Verwaltungs GmbH
3.75%, 09/15/26, (4.50% PIK)(a)(g)	EUR	100	106,693
3.88%, 05/15/27, (4.62% PIK)(a)(g)	EUR	100	105,809
8.75%, 05/15/28, (8.75% Cash and 9.50% PIK)(a)(g)	EUR	100	115,448
Mahle GmbH, 6.50%, 05/02/31(a)	EUR	100	109,871
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26(a)	EUR	200	223,065
Schaeffler AG
2.75%, 10/12/25(a)	EUR	100	106,478
2.88%, 03/26/27(a)	EUR	75	78,836
3.38%, 10/12/28(a)	EUR	200	209,420
4.50%, 03/28/30(a)	EUR	100	107,011
4.75%, 08/14/29(a)	EUR	100	109,107
TK Elevator Holdco GmbH, 6.63%, 07/15/28(a)	EUR	90	94,721
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	100	105,412
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR	150	164,543
Security		Par (000)	Value

Germany (continued)
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR	100	$104,018
2.50%, 10/23/27(a)	EUR	100	101,593
3.00%, 10/23/29(a)	EUR	100	99,391
4.75%, 01/31/29(a)	EUR	200	215,595
6.13%, 03/13/29(a)	EUR	100	113,719
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR	100	101,059
2.25%, 05/03/28(a)	EUR	100	99,342
2.75%, 05/25/27(a)	EUR	100	102,938
3.00%, 09/21/25(a)	EUR	100	106,517
3.75%, 09/21/28(a)	EUR	100	104,488
5.75%, 08/03/26(a)	EUR	100	110,705
			5,339,855
Greece — 4.4%
Alpha Bank SA
2.50%, 03/23/28, (1-year EUR Swap + 2.849%)(a)(b)	EUR	100	104,102
5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(a)(b)	EUR	100	112,251
7.50%, 06/16/27, (1-year EUR Swap + 5.084%)(a)(b)	EUR	100	115,243
Alpha Services and Holdings SA
5.50%, 06/11/31, (5-year EUR Swap + 5.823%)(a)(b)	EUR	100	109,197
6.00%, 09/13/34, (5-year EURIBOR ICE Swap +
3.270%)(a)(b)	EUR	100	112,695
Eurobank SA
2.25%, 03/14/28, (1-year EUR Swap + 2.634%)(a)(b)	EUR	100	104,209
4.88%, 04/30/31, (5-year EURIBOR ICE Swap +
2.165%)(a)(b)	EUR	100	112,020
5.88%, 11/28/29, (1-year EUR Swap + 2.830%)(a)(b)	EUR	100	115,569
7.00%, 01/26/29, (1-year EUR Swap + 4.418%)(a)(b)	EUR	200	238,481
National Bank of Greece SA
2.75%, 10/08/26, (5-year EUR Swap + 3.302%)(a)(b)	EUR	100	107,046
5.88%, 06/28/35, (5-year EURIBOR ICE Swap +
3.154%)(a)(b)	EUR	100	113,113
8.00%, 01/03/34, (5-year EURIBOR ICE Swap +
4.646%)(a)(b)	EUR	100	121,112
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap +
2.245%)(a)(b)	EUR	100	110,982
6.75%, 12/05/29, (1-year EUR Swap + 3.837%)(a)(b)	EUR	100	119,084
7.25%, 07/13/28, (1-year EUR Swap + 3.692%)(a)(b)	EUR	150	176,850
Piraeus Financial Holdings SA, 7.25%, 04/17/34,
(5-year EUR Swap + 4.773%)(a)(b)	EUR	100	116,080
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR	100	104,051
4.38%, 03/30/26(a)	EUR	100	108,304
			2,200,389
Ireland — 0.4%
eircom Finance DAC
3.50%, 05/15/26(a)	EUR	100	106,855
5.75%, 12/15/29(a)	EUR	100	110,163
			217,018
Israel — 1.9%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR	150	144,323
1.88%, 03/31/27(a)	EUR	200	202,980
3.75%, 05/09/27	EUR	150	159,284
4.38%, 05/09/30	EUR	200	211,968
7.38%, 09/15/29	EUR	100	120,919
7.88%, 09/15/31	EUR	100	126,401
			965,875

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy — 14.0%
Banca IFIS SpA
5.50%, 02/27/29(a)	EUR	100	$110,297
6.13%, 01/19/27(a)	EUR	100	112,177
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR	100	105,021
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR	100	109,917
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(b)	EUR	100	113,266
10.50%, 07/23/29(a)	EUR	100	131,376
Banca Popolare di Sondrio SpA, 5.51%, 03/13/34,
(5-year EUR Swap + 2.800%)(a)(b)	EUR	200	220,982
Banco BPM SpA
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(a)(b)	EUR	100	105,703
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(a)(b)	EUR	200	219,720
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.728%)(a)(b)	EUR	200	211,479
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR	150	173,645
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR	150	172,052
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR	100	100,590
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/26(a)	EUR	100	98,696
11.13%, 05/15/28(a)	EUR	100	103,414
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR	100	106,767
IMA Industria Macchine Automatiche SpA, 3.75%,
01/15/28(a)	EUR	100	104,681
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR	100	100,559
1.75%, 04/19/31(a)	EUR	100	96,962
1.88%, 07/08/26(a)	EUR	150	157,148
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR	100	101,784
3.93%, 09/15/26(a)	EUR	100	108,523
5.15%, 06/10/30(a)	GBP	100	121,577
6.18%, 02/20/34, (5-year EURIBOR ICE Swap +
3.250%)(a)(b)	EUR	200	231,342
Lottomatica SpA, 7.13%, 06/01/28(a)	EUR	100	113,968
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR	100	109,813
Mediobanca Banca di Credito Finanziario SpA, 3.75%,
06/16/26	EUR	50	53,756
Mundys SpA
1.88%, 07/13/27(a)	EUR	175	178,365
1.88%, 02/12/28(a)	EUR	200	200,259
4.50%, 01/24/30(a)	EUR	100	107,504
4.75%, 01/24/29(a)	EUR	100	110,045
Nexi SpA
1.63%, 04/30/26(a)	EUR	200	207,892
2.13%, 04/30/29(a)	EUR	150	148,639
Optics Bidco SpA
1.63%, 01/18/29	EUR	100	96,567
2.38%, 10/12/27(a)	EUR	100	102,101
6.88%, 02/15/28(a)	EUR	176	204,083
7.88%, 07/31/28(a)	EUR	147	177,549
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR	100	112,098
Rossini SARL, 6.75%, 12/31/29(a)	EUR	150	167,203
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR	100	104,336
4.88%, 05/30/30(a)	EUR	100	108,775
Telecom Italia SpA
6.88%, 02/15/28(a)	EUR	124	143,104
7.88%, 07/31/28(a)	EUR	103	123,435
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR	100	95,683
Security		Par (000)	Value

Italy (continued)
2.38%, 10/12/27(a)	EUR	100	$102,296
2.75%, 04/15/25(a)	EUR	100	107,074
3.00%, 09/30/25(a)	EUR	100	107,049
UniCredit SpA
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(b)	EUR	200	208,409
5.38%, 04/16/34, (5-year EURIBOR ICE Swap +
2.800%)(a)(b)	EUR	200	224,101
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	109,627
Webuild SpA
3.88%, 07/28/26(a)	EUR	100	107,258
7.00%, 09/27/28(a)	EUR	100	115,828
			6,964,495
Japan — 1.5%
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR	100	103,017
3.13%, 09/19/25(a)	EUR	100	106,198
3.38%, 07/06/29(a)	EUR	125	123,194
3.88%, 07/06/32(a)	EUR	100	96,645
4.00%, 09/19/29(a)	EUR	100	101,356
5.38%, 01/08/29(a)	EUR	200	215,096
			745,506
Jersey — 0.3%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP	100	128,538

Luxembourg — 3.6%
Altice Financing SA
3.00%, 01/15/28(a)	EUR	200	168,852
4.25%, 08/15/29(a)	EUR	100	82,647
Altice Finco SA, 4.75%, 01/15/28(a)	EUR	100	66,137
Altice France Holding SA
4.00%, 02/15/28(a)	EUR	100	29,594
8.00%, 05/15/27(a)	EUR	200	73,418
ARD Finance SA, 5.00%, 06/30/27,
(5.00% Cash and 5.75% PIK)(a)(g)	EUR	125	27,348
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR	100	100,356
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR	100	68,344
INEOS Finance PLC
2.88%, 05/01/26(a)	EUR	175	184,465
6.38%, 04/15/29(a)	EUR	100	111,073
6.63%, 05/15/28(a)	EUR	100	111,425
Matterhorn Telecom SA, 3.13%, 09/15/26(a)	EUR	200	212,479
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR	100	108,404
Summer BC Holdco A SARL, 9.25%, 10/31/27(a)	EUR	90	95,676
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR	150	160,874
Vivion Investments SARL
7.90%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(g)	EUR	101	99,536
7.90%, 02/28/29(a)(g)	EUR	101	99,438
			1,800,066
Netherlands — 3.1%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR	100	109,522
Boost Newco Borrower LLC/GTCR W Dutch Finance
Sub BV, 8.50%, 01/15/31(a)	GBP	100	138,212
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR	100	101,264
Odido Holding BV, 3.75%, 01/15/29(a)	EUR	100	103,521
PPF Telecom Group BV, 3.13%, 03/27/26(a)	EUR	100	106,503
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR	100	102,509
5.13%, 03/01/29(a)	EUR	100	110,080
5.13%, 02/15/30(a)	EUR	100	108,822
Sunrise HoldCo IV BV, 3.88%, 06/15/29(a)	EUR	100	103,545

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Trivium Packaging Finance BV, 3.75%, 08/15/26(a)	EUR	100	$106,030
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR	200	193,040
Ziggo Bond Co. BV, 3.38%, 02/28/30(a)	EUR	150	141,659
Ziggo BV, 2.88%, 01/15/30(a)	EUR	100	97,821
			1,522,528
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR
ICE Swap + 4.765%)(a)(b)	EUR	125	147,796

Portugal — 2.2%
Banco Comercial Portugues SA, 4.00%, 05/17/32,
(5-year EUR Swap + 4.065%)(a)(b)	EUR	100	105,084
Caixa Economica Montepio Geral Caixa Economica
Bancaria SA, 8.50%, 06/12/34, (5-year EURIBOR
ICE Swap + 5.815%)(a)(b)	EUR	100	114,585
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR	100	101,234
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR	100	103,493
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(a)(b)	EUR	100	96,011
4.75%, 05/29/54, (5-year EURIBOR ICE Swap +
2.052%)(a)(b)	EUR	100	108,304
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR	200	224,658
Novo Banco SA
4.25%, 03/08/28, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR	100	109,440
9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR	100	126,190
			1,088,999
Slovenia — 1.1%
Summer BidCo BV, 10.00%, 02/15/29,
(10.00% Cash and 10.75% PIK)(a)(g)	EUR	103	114,172
United Group BV
4.00%, 11/15/27(a)	EUR	100	105,597
4.63%, 08/15/28(a)	EUR	100	105,986
5.25%, 02/01/30(a)	EUR	100	106,955
6.75%, 02/15/31(a)	EUR	100	113,257
			545,967
Spain — 4.9%
Abanca Corp. Bancaria SA, 8.38%, 09/23/33, (5-year
EURIBOR ICE Swap + 5.245%)(a)(b)	EUR	100	120,462
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(a)(b)	EUR	100	102,014
5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(a)(b)	EUR	100	107,608
7.50%, 09/14/29, (1-year EURIBOR ICE Swap +
4.269%)(a)(b)	EUR	100	121,669
8.00%, 09/22/26, (1-year EUR Swap + 5.619%)(a)(b)	EUR	100	113,075
Banco de Sabadell SA
2.50%, 04/15/31(a)(b)	EUR	100	105,007
5.13%, 06/27/34, (5-year EURIBOR ICE Swap +
2.400%)(a)(b)	EUR	100	110,993
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(a)(b)	EUR	100	113,642
Cirsa Finance International SARL
4.50%, 03/15/27(a)	EUR	100	106,379
6.50%, 03/15/29(a)	EUR	100	111,541
7.88%, 07/31/28(a)	EUR	100	114,231
10.38%, 11/30/27(a)	EUR	90	103,405
Grifols SA
2.25%, 11/15/27(a)	EUR	100	99,749
3.88%, 10/15/28(a)	EUR	250	237,281
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	107,689
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	400	428,898
Security		Par (000)	Value

Spain (continued)
Unicaja Banco SA
5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR	100	$109,418
7.25%, 11/15/27, (1-year EUR Swap + 4.250%)(a)(b)	EUR	100	115,774
			2,428,835
Sweden — 4.0%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR	100	110,490
Intrum AB
3.00%, 09/15/27(a)	EUR	200	148,013
3.50%, 07/15/26(a)	EUR	175	129,498
4.88%, 08/15/25(a)	EUR	100	84,497
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27(a)	EUR	100	76,851
2.38%, 09/04/26(a)(h)	EUR	100	83,799
SBB Treasury OYJ
0.75%, 12/14/28(a)	EUR	175	118,227
1.13%, 11/26/29(a)	EUR	125	82,734
Verisure Holding AB
3.25%, 02/15/27(a)	EUR	150	156,851
3.88%, 07/15/26(a)	EUR	100	107,069
5.50%, 05/15/30(a)	EUR	150	166,005
7.13%, 02/01/28(a)	EUR	100	112,993
9.25%, 10/15/27(a)	EUR	100	113,992
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR	150	160,182
Volvo Car AB
2.50%, 10/07/27(a)	EUR	100	103,456
4.25%, 05/31/28(a)	EUR	100	108,712
4.75%, 05/08/30(a)	EUR	100	109,323
			1,972,692
Switzerland — 0.6%
Dufry One BV
2.00%, 02/15/27(a)	EUR	100	102,627
3.38%, 04/15/28(a)	EUR	100	104,777
4.75%, 04/18/31(a)	EUR	100	108,904
			316,308
United Kingdom — 12.2%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR	100	104,277
10.75%, 05/15/30(a)	GBP	100	129,728
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR	100	107,046
BCP V Modular Services Finance II PLC, 4.75%,
11/30/28(a)	EUR	200	205,128
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	300	380,848
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP	100	117,582
British Telecommunications PLC
1.87%, 08/18/80, (5-year EUR Swap + 2.130%)(a)(b)	EUR	100	105,249
5.13%, 10/03/54, (5-year EURIBOR ICE Swap +
2.542%)(a)(b)	EUR	100	109,882
8.38%, 12/20/83, (5-year UK Government Bond +
3.820%)(a)(b)	GBP	125	172,224
Canary Wharf Group Investment Holdings PLC, 3.38%,
04/23/28(a)	GBP	100	98,391
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government
Bond + 2.512%)(a)(b)	GBP	100	130,341
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP	100	123,043
eG Global Finance PLC, 11.00%, 11/30/28(a)	EUR	100	114,301
Heathrow Finance PLC
3.88%, 03/01/27(a)(h)	GBP	100	121,357
6.63%, 03/01/31(a)	GBP	100	127,393
INEOS Quattro Finance 2 PLC
2.50%, 01/15/26(a)	EUR	100	104,854

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
8.50%, 03/15/29(a)	EUR	100	$114,862
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27(a)	EUR	100	101,989
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(a)	EUR	150	162,341
4.50%, 07/15/28(a)	EUR	100	107,947
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP	150	193,226
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP	100	119,785
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP	100	121,889
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR	125	140,740
NGG Finance PLC
2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR	100	100,170
5.63%, 06/18/73, (12-year GBP Swap + 3.480%)(a)(b)	GBP	100	127,858
Pinnacle Bidco PLC
8.25%, 10/11/28(a)	EUR	100	115,740
10.00%, 10/11/28(a)	GBP	100	137,644
Sherwood Financing PLC, 4.50%, 11/15/26(a)	EUR	100	96,283
Stonegate Pub Co. Financing 2019 PLC, 8.25%,
07/31/25(a)	GBP	200	256,397
Thames Water Utilities Finance PLC, 4.38%,
01/18/31(a)	EUR	150	117,796
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR	100	92,882
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP	100	108,803
5.00%, 04/15/27(a)	GBP	100	127,409
Virgin Media Vendor Financing Notes III DAC, 4.88%,
07/15/28(a)	GBP	100	116,725
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR	100	96,685
4.00%, 01/31/29(a)	GBP	100	112,568
4.50%, 07/15/31(a)	GBP	200	216,110
5.63%, 04/15/32(a)	EUR	100	106,722
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR	100	104,543
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR	150	148,350
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(b)	EUR	100	106,997
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR	100	117,070
8.00%, 08/30/86, (5-year UK Government Bond +
3.837%)(a)(b)	GBP	100	138,893
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR	200	220,168
			6,080,236
United States — 11.8%
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR	100	101,284
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR	100	94,905
3.00%, 09/01/29(a)	EUR	100	88,663
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
2.13%, 08/15/26(a)	EUR	200	176,563
4.75%, 07/15/27(a)	GBP	100	68,671
Ashland Services BV, 2.00%, 01/30/28(a)	EUR	100	100,450
Avantor Funding Inc., 2.63%, 11/01/25(a)	EUR	100	106,219
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR	100	106,287
7.25%, 07/31/30(a)	EUR	100	106,141
Ball Corp., 1.50%, 03/15/27	EUR	100	101,967
Belden Inc., 3.88%, 03/15/28(a)	EUR	150	158,237
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	75	53,390
Security		Par (000)	Value

United States (continued)
4.00%, 09/30/26	CAD	75	$52,653
7.13%, 02/13/28	CAD	125	94,114
Carnival PLC, 1.00%, 10/28/29	EUR	100	89,390
Catalent Pharma Solutions Inc., 2.38%, 03/01/28(a)	EUR	150	156,355
Chemours Co. (The), 4.00%, 05/15/26	EUR	100	105,120
Clarios Global LP/Clarios U.S. Finance Co., 4.38%,
05/15/26(a)	EUR	100	107,841
Constellium SE, 3.13%, 07/15/29(a)	EUR	100	100,065
Coty Inc.
3.88%, 04/15/26(a)	EUR	100	107,801
5.75%, 09/15/28(a)	EUR	100	112,622
Crown European Holdings SACA
4.75%, 03/15/29(a)	EUR	100	110,469
5.00%, 05/15/28(a)	EUR	100	111,254
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR	100	116,901
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR	100	107,435
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%,
12/15/30(a)	EUR	100	112,542
Encore Capital Group Inc.
4.88%, 10/15/25(a)	EUR	100	107,577
5.38%, 02/15/26(a)	GBP	100	127,046
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR	100	100,220
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR	100	97,982
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR	150	161,253
IQVIA Inc.
1.75%, 03/15/26(a)	EUR	100	104,425
2.25%, 01/15/28(a)	EUR	150	152,208
2.25%, 03/15/29(a)	EUR	200	198,845
2.88%, 09/15/25(a)	EUR	100	106,755
Iron Mountain U.K. PLC, 3.88%, 11/15/25(a)	GBP	100	125,966
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	106,921
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	109,257
3.33%, 03/24/25	EUR	100	101,933
3.69%, 06/05/28	GBP	100	91,113
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	102,445
OI European Group BV
5.25%, 06/01/29(a)	EUR	100	107,937
6.25%, 05/15/28(a)	EUR	100	111,347
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR	100	101,831
9.63%, 11/15/28(a)	EUR	100	115,749
Organon & Co./Organon Foreign Debt Co-Issuer BV,
2.88%, 04/30/28(a)	EUR	200	205,514
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%,
07/15/28(a)	EUR	100	116,503
Silgan Holdings Inc., 2.25%, 06/01/28	EUR	100	99,455
Standard Industries Inc./NJ, 2.25%, 11/21/26(a)	EUR	100	102,331
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR	125	124,383
3.60%, 11/20/25	GBP	100	123,141
WMG Acquisition Corp., 2.25%, 08/15/31(a)	EUR	100	95,596
			5,845,072
Total Corporate Bonds & Notes — 97.0%
(Cost: $49,434,262)			48,269,932

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Supranational — 0.0%
Sentry Holdings Ltd.(e)	25	$—

Total Common Stocks — 0.0%
(Cost: $159,437)		—

Total Long-Term Investments — 97.0%
(Cost: $49,593,699)		48,269,932

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(i)(j)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments — 97.0%
(Cost: $49,613,699)		48,289,932

Other Assets Less Liabilities — 3.0%		1,486,151

Net Assets — 100.0%		$49,776,083
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$10,000	(a)	$—	$—	$—	$20,000	20,000	$3,562	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$48,269,932	$—	$48,269,932
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$20,000	$48,269,932	$—	$48,289,932

Portfolio Abbreviation

CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound